Note 14 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance (in shares)	19,042	19,608
Balance	$ 18,192,129	$ 18,757,358
Dividends declared (in shares)	566	79
Dividends declared	$ 565,229	$ 78,642	$ 565,229
Dividends declared (in shares)	566	79
Redemption of Preferred shares (in shares)		(4,300)
Redemption of Preferred shares		$ (4,300,000)
Preferred deemed dividend		$ 185,665
Balance (in shares)	19,608	15,387	19,608
Balance	$ 18,757,358	$ 14,721,665	$ 18,757,358
Ordinary Preferred Stock [Member]
Balance	18,192,129	18,192,129
Dividends declared
Redemption of Preferred shares		(3,775,696)
Preferred deemed dividend		185,665
Balance	18,192,129	14,602,098	18,192,129
Preferred Stock Issued as Dividends [Member]
Balance		565,229
Dividends declared	565,229	78,642
Redemption of Preferred shares		(524,304)
Preferred deemed dividend
Balance	$ 565,229	$ 119,567	$ 565,229